Employment Costs (Details Narrative) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employment Costs
Salaries and benefits	$ 21,610	$ 15,648
Share-based payments	$ 9,342	$ 3,970